Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net earnings (loss)	$ 55,736	$ (111,437)	$ 101,257	$ (94,013)
Adjustments for the following items:
Depletion	20,677	17,156	41,226	34,876
Non-cash cost of sales from prepaid gold interests	3,536	2,463	9,179	4,636
Amortization	86	85	172	175
Impairment (reversal) charges and expected credit losses	(2,500)	141,771	(2,500)	148,034
Increase in fair value of investments and prepaid gold interests	(6,916)	(2,069)	(12,533)	(3,746)
Stock-based compensation expense	0	368	292	1,054
Income tax expense	4,584	260	8,585	2,978
Finance and other costs, net	901	1,326	1,502	2,583
Operating cash flow before working capital and taxes	76,104	49,923	147,180	96,577
Income taxes paid, net	(4,544)	(2,992)	(6,514)	(4,877)
Change in working capital	4,554	2,426	1,303	(3,468)
Operating cash flow	76,114	49,357	141,969	88,232
Investing activities
Acquisition of mineral interests	(4,000)	(2,228)	(67,511)	(3,664)
Proceeds on disposal of mineral interests	0	366	0	366
Proceeds on sale of investments	1,488	2,847	1,488	2,847
Recovery (acquisition) of loan receivables	2,500	(7,754)	2,500	(14,639)
Acquisition of prepaid gold interests and investments	0	0	0	(6,330)
Net cash used in investing activities	(12)	(6,769)	(63,523)	(21,420)
Financing activities
Proceeds from issuance of debt	0	0	20,000	10,000
Repayments of debt	0	(40,000)	(20,000)	(47,000)
Proceeds from exercise of stock options and warrants	146	1,014	146	1,384
Normal course issuer bid ("NCIB") purchase of common shares	0	0	(8,018)	(3,582)
Dividends paid	(11,046)	(10,569)	(22,091)	(21,125)
Repayments and interest on lease obligation	(113)	(147)	(221)	(228)
Payment of interest	(479)	(1,186)	(1,143)	(2,599)
Debt issue costs	(1,633)	0	(1,633)	0
Net cash used in financing activities	(13,125)	(50,888)	(32,960)	(63,150)
Effect of exchange rate changes on cash and cash equivalents	36	2	39	22
Increase (decrease) in cash and cash equivalents during the period	63,013	(8,298)	45,525	3,684
Cash and cash equivalents at beginning of the period	18,757	29,361	36,245	17,379
Cash and cash equivalents at end of the period	$ 81,770	$ 21,063	$ 81,770	$ 21,063